Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: December 31, 2010
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 01/17/11



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
57
Form 13F Information Table Value Total:
$574,060
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     		Class        CUSIP       	Value    	Shrs or  SH/PRN  	Investment  Other  Voting Authority
                                                       			Prn Amt           Discretion  Managers   Sole
American National Bankshares I COM              027745108     1527         64858 SH       Defined           	64858
Assurant, Inc. (AIZ)           COM              04621x108    27807        721883 SH       Defined           	21883
Atlas Energy Inc. (ATLS)       COM              049298102      756         17193 SH       Defined           	17193
BCSB Bancorp. (BCSB)           COM              055367106     1565        138524 SH       Defined          		138524
Cardinal Financial Corp. (CFNL COM              14149f109     6315        543027 SH       Defined          		543027
Carpenter Technology Corp. (CR COM              144285103    19002        472217 SH       Defined          		472217
Chevron Corporation (CVX)      COM              166764100      247          2705 SH       Defined            	2705
ConocoPhillips (COP)           COM              20825c104     1927         28295 SH       Defined           	28295
EMCOR Group Inc. (EME)         COM              29084q100    16057        554078 SH       Defined          		554078
EOG Resources Inc. (EOG)       COM              26875p101     5674         62070 SH       Define            	62070
Emerson Electric (EMR)         COM              291011104     3515         61488 SH       Defined           	61488
Energen Corporation (EGN)      COM              29265n108     7497        155345 SH       Defined          		155345
FTI Consulting (FCN)           COM              302941109    33549        899920 SH       Defined          		899920
First Potomac Realty Trust (FP COM              33610f109      218         12950 SH       Defined           	12950
Global Indemnity Plc  (GBLI)   COM              g39319101    14098        689388 SH       Defined          		689388
Harmonic Inc. (HLIT)           COM              413160102    23610       2755000 SH       Defined         		2755000
Heritage Financial Group Inc.  COM              42726x102      397         31987 SH       Defined           	31987
John Hancock Bank Fund (BTO)   COM              409735206      226         13118 SH       Defined           	13118
MasTec, Inc. (MTZ)             COM              576323109     8552        586168 SH       Defined          		586168
Michael Baker Corp. (BKR)      COM              057149106    27310        878137 SH       Defined          		878137
Middleburg Financial Corp. (MB COM              596094102      927         65000 SH       Defined           	65000
NGP Capital Resources (NGPC)   COM              62912R107     4404        478693 SH       Defined          		478693
NTELOS Holdings Corp.  (NTLS)  COM              67020q107    11841        621585 SH       Defined          		621585
Nustar Energy LP  (NS)         COM              67058h102      249          3584 SH       Defined            	3584
OceanFirst Financial (OCFC)    COM              675234108      906         70394 SH       Defined           	70394
OmniAmerican Bancorp Inc.  (OA COM              68216r107      164         12139 SH       Defined           	12139
PPL Corporation (PPL)          COM              69351t106    26553       1008834 SH       Defined         		1008834
PartnerRe Ltd. (PRE)           COM              G6852T105    30038        373842 SH       Defined          		373842
Pentair Inc. (PNR)             COM              709631105      730         20000 SH       Defined           	20000
Prestige Brands Holdings (PBH) COM              74112d101    19021       1591715 SH       Defined         		1591715
Procter & Gamble (PG)          COM              742718109      201          3126 SH       Defined            	3126
Ralcorp Holdings Inc. (RAH)    COM              751028101    30008        461595 SH       Defined          		461595
Red Robin Gourmet Burgers (RRG COM              75689m101     5611        261325 SH       Defined          		261325
Republic Services (RSG)        COM              760759100    23946        801934 SH       Defined          		801934
Rosetta Resources, Inc. (ROSE) COM              777779307    18818        499946 SH       Defined          		499946
Rudolph Technologies (RTEC)    COM              781270103      281         34093 SH       Defined           	34093
Rush Enterprises Inc. Cl A (RU COM              781846209    11275        551597 SH       Defined          		551597
Rush Enterprises Inc. Cl B (RU COM              781846308     5345        295798 SH       Defined          		295798
Southern National Bancorp of V COM              843395104     1519        199862 SH       Defined          		199862
SunTrust Banks (STI)           COM              867914103      663         22466 SH       Defined           	22466
Suncor Energy Inc. (SU)        COM              867224107    13791        360175 SH       Defined          		360175
Tessera Technologies (TSRA)    COM              88164l100     5947        268480 SH       Defined          		268480
Urstadt Biddle Properties Cl A COM              917286205      535         27500 SH       Defined           	27500
W. R. Berkley Corp. (WRB)      COM              084423102    10304        376330 SH       Defined          		376330
j2 Global Communications (JCOM COM              46626e205    30312       1047047 SH       Defined         		1047047
ADC Telecommunications         CONV             000886AB7     7452       7471000 PRN      Defined         		7471000
Advanced Micro Devices         CONV             007903AN7     6423       6266000 PRN      Defined         		6266000
Affymetrix, Inc.               CONV             00826TAG3    20004      20491000 PRN      Defined        		20491000
Dollar Financial Corp.         CONV             256664AB9     4997       4978000 PRN      Defined         		4978000
Euronet Worldwide Inc.         CONV             298736AF6    14664      14831000 PRN      Defined        		14831000
GMX Resources Inc.             CONV             38011MAB4     5897       7000000 PRN      Defined         		7000000
GMX Resources Inc.             CONV             38011MAJ7      280        375000 PRN      Defined          		375000
Hologic Inc.                   CONV             436440AA9    23911      25539000 PRN      Defined        		25539000
Kulicke & Soffa Industries     CONV             501242AT8      838        881000 PRN      Defined          		881000
Lifetime Brands Inc.           CONV             53222QAB9      484        483000 PRN      Defined          		483000
Sandisk Corp.                  CONV             80004CAC5    16902      17561000 PRN      Defined        		17561000
School Specialty Inc.          CONV             807863AL9    18969      19455000 PRN      Defined        		19455000